CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	$ 3,381	$ 6,540	$ 11,129
Cost of revenues	2,845	5,639	8,255
Gross profit	536	901	2,874
Operating expenses:
Research and development, net	16,987	16,405	14,449
Business development	1,686	1,696	1,964
General and administrative	3,810	3,889	4,382
Total operating expenses	22,483	21,990	20,795
Operating loss	(21,947)	(21,089)	(17,921)
Financing income	2,125	2,424	2,571
Financing expenses	(1,005)	(891)	(1,863)
Loss before taxes on income	(20,827)	(19,556)	(17,213)
Taxes on income	11	36
Net loss	(20,838)	(19,592)	(17,213)
Other comprehensive income (loss):
Loss from cash flow hedges			(45)
Amounts transferred to the statement of profit or loss for cash flow hedges			267
Total comprehensive loss	$ (20,838)	$ (19,592)	$ (16,991)
Basic and diluted net loss per share	$ (0.81)	$ (0.77)	$ (0.68)